Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [Abstract]
Disclosure of Financial assets at fair value through other comprehensive income [text block]

01 – Financial assets at fair value through other comprehensive income

in € m.	Dec 31, 2020	Dec 31, 2019
Securities purchased under resale agreement	1,543	1,415
Debt securities:
German government	10,245	6,243
U.S. Treasury and U.S. government agencies	9,221	7,703
U.S. local (municipal) governments	251	0
Other foreign governments	26,308	21,020
Corporates	2,272	3,423
Other asset-backed securities	31	36
Mortgage-backed securities, including obligations of U.S. federal agencies	636	457
Other debt securities	692	332
Total debt securities	49,656	39,214
Loans	4,635	4,874
Total financial assets at fair value through other comprehensive income	55,834	45,503